Matthews International Funds

January 15, 2020

U.S. Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, DC 20459

Re:	Matthews International Funds (the “Registrant”);
Matthews Asia Small Companies Fund and Matthews China Small Companies Fund

File No. 033-78960

Ladies and Gentlemen:

The interactive data file included as an exhibit to this filing relates to the Institutional Class Shares prospectus supplement for the Matthews Asia Small Companies Fund and Matthews China Small Companies Fund that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on January 8, 2020 (Accession No. 0001193125-20-003848), which is incorporated herein by reference.

The XBRL exhibits attached hereto consist of the following:

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

Please feel free to contact me with questions regarding this filing at 415-788-7553.

Very truly yours,

/s/ John P. McGowan